UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 9012

Smith Barney Institutional Cash Management Fund, Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: May 31

Date of reporting period: February 28, 2006

ITEM 1.	SCHEDULES OF INVESTMENTS

SMITH BARNEY INSTITUTIONAL CASH MANAGEMENT FUND, INC.

CASH PORTFOLIO

GOVERNMENT PORTFOLIO

MUNICIPAL PORTFOLIO

FORM N-Q

FEBRUARY 28, 2006

CASH PORTFOLIO

Schedule of Investments (unaudited)	February 28, 2006

FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENTS - 99.7%
Certificates of Deposit - 3.3%
	SunTrust Bank:
$25,000,000	4.290% due 4/13/06	$24,997,606
25,000,000	4.700% due 7/25/06	25,000,000
	Wells Fargo Bank NA:
30,000,000	4.010% due 7/24/06	29,985,483
24,350,000	4.790% due 1/17/07	24,366,501
31,000,000	4.865% due 1/31/07	30,969,755

	Total Certificates of Deposit (Cost - $135,319,345)	135,319,345

Certificates of Deposit (Euro) - 3.7%
25,000,000	Barclays Bank PLC NY, 4.260% due 4/13/06	24,991,892
50,000,000	Calyon, 4.160% due 8/8/06	50,017,808
	Societe Generale London:
30,000,000	4.250% due 9/6/06	29,972,827
25,000,000	4.800% due 12/6/06	25,004,951
25,000,000	Societe Generale NY, 4.000% due 7/19/06	24,997,156

	Total Certificates of Deposit (Euro) (Cost - $154,984,634)	154,984,634

Certificates of Deposit (Yankee) - 25.0%
53,000,000	Abbey National Treasury Services PLC, 4.415% due 3/6/06	53,000,037
	Australia & New Zealand Banking:
25,000,000	4.780% due 12/11/06	25,002,694
25,000,000	4.800% due 1/29/07	25,000,000
36,000,000	Banco Bilbao, 4.980% due 2/7/07	35,971,810
25,000,000	Bank of America NA, 4.110% due 5/30/06	25,000,000
50,000,000	Bank of Montreal Chicago, 4.555% due 3/31/06	50,000,391
	Bank of Nova Scotia NY:
25,000,000	4.700% due 9/29/06	25,000,000
19,500,000	4.860% due 1/30/07	19,498,157
21,350,000	Barclays Bank Public Co. Ltd. NY, 4.740% due 1/19/07	21,345,987
50,000,000	BNP Paribas NY Branch, 4.015% due 3/20/06	50,000,000
25,000,000	Calyon NY, 4.220% due 8/30/06	25,012,376
50,000,000	Credit Suisse New York, 4.540% due 3/2/06	50,000,000
	Depfa Bank PLC:
61,850,000	4.575% due 4/3/06	61,849,522
40,000,000	4.020% due 7/18/06	40,000,000
	Deutsche Bank NY:
43,750,000	4.155% due 8/2/06	43,750,726
25,000,000	4.235% due 8/10/06	25,017,268
22,500,000	4.310% due 9/28/06	22,441,426
	HBOS Treasury Services:
1,550,000	4.810% due 12/7/06	1,546,957
9,000,000	4.770% due 1/3/07	8,977,721
16,000,000	HBOS Treasury Services NY, 4.730% due 9/29/06	16,000,000
25,000,000	Lloyds TSB Bank PLC NY, 4.265% due 3/17/06	24,999,578
	Nordea Bank Finland NY:
50,000,000	4.760% due 8/2/06	49,993,734
25,000,000	4.540% due 9/27/06	24,978,220
25,000,000	Rabobank Nederland NV NY, 4.520% due 10/31/06	24,965,364
43,000,000	Royal Bank of Canada NY, 4.500% due 3/31/06	43,000,000
	Royal Bank of Scotland NY:
40,000,000	3.780% due 3/6/06	39,998,766
25,000,000	4.725% due 11/27/06	24,985,395

See Notes to Schedule of Investments.

CASH PORTFOLIO

Schedule of Investments (unaudited) (continued)	February 28, 2006

FACE AMOUNT	SECURITY	VALUE
Certificates of Deposit (Yankee) - 25.0% (continued)
$17,000,000	4.790% due 1/3/07	$16,960,685
24,850,000	4.810% due 1/29/07	24,834,190
10,850,000	Societe Generale NY, 4.710% due 1/3/07	10,818,018
	Svenska Handelsbanken NY:
25,000,000	4.645% due 11/1/06	25,000,812
25,000,000	4.740% due 12/29/06	24,992,193
75,000,000	UBS AG Stamford CT, 4.545% due 3/31/06	75,000,000

	Total Certificates of Deposit (Yankee) (Cost - $1,034,942,027)	1,034,942,027

Commercial Paper - 61.0%
	Albis Capital Corp.:
25,000,000	4.603% due 3/13/06 (a)(b)	24,961,833
50,000,000	4.600% due 3/31/06 (a)(b)	49,810,417
25,000,000	Amstel Funding Corp., 4.134% due 3/27/06 (a)(b)	24,926,875
25,000,000	ANZ Delaware Inc., 4.291% due 4/17/06 (b)	24,862,917
16,000,000	Aquinas Funding LLC, 4.599% due 6/5/06 (a)(b)	15,808,000
47,997,000	Atomium Funding LLC, 4.738% due 5/18/06 (a)(b)	47,509,790
49,850,000	Bank of America Corp., 4.550% due 3/30/06 (b)	49,668,491
50,000,000	Beethoven Funding Corp., 4.556% due 3/6/06 (b)	49,968,472
	Brahms Funding Corp.:
35,167,000	4.586% due 3/2/06 (b)	35,162,536
16,315,000	4.588% due 3/6/06 (b)	16,304,645
50,000,000	4.597% due 3/27/06 (a)(b)	49,834,972
10,000,000	CBA Delaware Finance, 4.249% due 6/21/06 (b)	9,871,822
	Chesham Finance LLC:
12,104,000	4.483% due 3/28/06 (a)(b)	12,063,694
50,000,000	4.520% due 3/1/06 (a)(c)	49,997,472
40,000,000	Cheyne Finance LLC, 4.500% due 3/28/06 (a)(b)	39,866,500
	Cobbler Funding LLC:
1,044,000	4.530% due 3/10/06 (a)(b)	1,042,820
19,743,000	4.496% due 3/15/06 (a)(b)	19,708,834
43,301,000	4.566% due 3/20/06 (a)(b)	43,197,017
9,500,000	4.509% due 3/27/06 (a)(b)	9,469,331
25,000,000	4.531% due 3/28/06 (a)(b)	24,916,000
31,526,000	Cullinan Finance Corp., 4.530% due 4/13/06 (a)(b)	31,357,677
50,000,000	Curzon Funding LLC, 4.500% due 3/28/06 (a)(b)	49,833,125
86,000,000	Davis Square Funding III Corp., 4.582% due 3/10/06 (a)(b)	85,901,745
20,000,000	Davis Square Funding IV Corp., 4.580% due 3/6/06 (b)	19,987,306
50,000,000	Ebury Finance LLC, 4.500% due 3/29/06 (a)(b)	49,826,944
	Erasmus Capital Corp.:
13,380,000	4.496% due 3/15/06 (a)(b)	13,356,845
25,288,000	4.703% due 5/11/06 (a)(b)	25,056,088
	Fenway Funding LLC:
30,976,000	4.601% due 3/10/06 (a)(b)	30,940,532
25,000,000	4.599% due 3/20/06 (a)(b)	24,939,569
50,000,000	Ford Credit Floorplan Motown, Master Owner Trust, Motown Notes, Series 2002-1, 4.669% due 4/5/06 (a)(b)	49,774,444
41,871,000	Fountain Square Comm Funding, 4.716% due 6/23/06 (a)(b)	41,257,101
	Foxboro Funding Ltd.:
49,244,000	4.598% due 3/1/06 (b)	49,244,000
50,097,000	4.589% due 3/3/06 (b)	50,084,253
	Grampian Funding LLC:
25,000,000	4.499% due 5/22/06 (a)(b)	24,749,444
35,000,000	4.754% due 7/21/06 (a)(b)	34,358,042
50,000,000	HBOS Treasury Services, 4.490% due 4/6/06 (b)	49,778,000

See Notes to Schedule of Investments.

CASH PORTFOLIO

Schedule of Investments (unaudited) (continued)	February 28, 2006

FACE AMOUNT	SECURITY	VALUE
Commercial Paper - 61.0% (continued)
$21,692,000	Ivory Funding Corp., 4.498% due 3/30/06 (a)(b)	$21,614,240
51,300,000	K2 USA LLC, 4.515% due 3/23/06 (a)(b)	51,159,552
37,459,000	Landale Funding LLC, 4.470% due 3/20/06 (a)(b)	37,371,616
98,470,000	Liberty Harbour CDO Inc., 4.594% due 3/24/06 (a)(b)	98,182,495
	Main Street Warehouse Funding:
40,000,000	4.578% due 3/9/06 (b)	39,959,378
61,000,000	4.735% due 4/26/06 (a)(b)	60,554,022
81,289,000	Monument Gardens Funding LLC, 4.516% due 3/6/06 (a)(b)	81,238,307
80,000,000	Morgan Stanley, 4.763% due 3/1/06	80,000,000
	Morrigan Trr Funding LLC:
39,375,000	4.596% due 3/15/06 (a)(b)	39,304,869
61,000,000	4.628% due 4/3/06 (a)(b)	60,742,783
21,604,000	Nieuw Amsterdam Receivables, 4.497% due 4/3/06 (a)(b)	21,515,874
	Ormond Quay Funding LLC:
53,900,000	4.537% due 3/3/06 (b)	53,886,525
40,000,000	4.557% due 3/8/06 (b)	39,964,689
30,000,000	Park Granada LLC, 4.521% due 4/3/06 (a)(b)	29,877,075
31,366,000	Perry Global Funding LLC, 4.730% due 5/15/06 (a)(b)	31,060,182
36,300,000	Premier Asset Collateralized Entity LLC, 4.747% due 5/15/06 (a)(b)	35,944,563
50,000,000	Saint Germain Holdings Inc., 4.510% due 4/3/06 (a)(b)	49,795,583
75,000,000	Sigma Finance Inc., 4.499% due 4/3/06 (a)(b)	74,694,062
	Stanfield Victoria Funding:
21,200,000	4.496% due 3/21/06 (a)(b)	21,147,589
31,000,000	4.434% due 3/27/06 (a)(b)	30,902,161
11,278,000	4.619% due 4/28/06 (a)(b)	11,195,508
25,000,000	4.747% due 5/15/06 (a)(b)	24,755,208
13,950,000	4.581% due 5/18/06 (a)(b)	13,814,592
17,000,000	4.749% due 5/18/06 (a)(b)	16,826,883
	Strand Capital LLC:
56,000,000	4.532% due 3/17/06 (a)(b)	55,888,000
50,000,000	4.751% due 5/16/06 (a)(b)	49,503,889
	Tango Finance Corp.:
24,440,000	4.466% due 3/27/06 (a)(b)	24,362,159
25,300,000	4.501% due 3/30/06 (a)(b)	25,209,307
25,000,000	Tasman Funding Inc., 4.498% due 3/31/06 (a)(b)	24,907,292
4,060,000	Westpac Banking Corp., 4.584% due 3/30/06 (a)(b)	4,045,119
	Whistlejacket Capital Ltd.:
10,090,000	4.456% due 3/8/06 (a)(b)	10,081,348
634,000	4.376% due 3/10/06 (a)(b)	633,317
12,375,000	4.457% due 3/10/06 (a)(b)	12,361,357
	White Pine Finance LLC:
25,000,000	4.573% due 3/28/06 (a)(b)	24,914,875
40,494,000	4.748% due 5/17/06 (a)(b)	40,086,923

	Total Commercial Paper (Cost - $2,526,898,895)	2,526,898,895

Corporate Notes - 1.6%
35,000,000	Cheyne Finance LLC, Series MTN, 4.540% due 3/6/06 (a)(c)	34,991,974
30,000,000	Premier Asset Collateralized Entity LLC, Series MTN2, 4.561% due 3/27/06 (a)(c)	29,997,813

	Total Corporate Notes (Cost - $64,989,787)	64,989,787

Promissory Note - 2.4%
100,000,000	Goldman Sachs Group Inc., 4.660% due 3/1/06 (a)(c) (Cost - $100,000,000)	100,000,000

See Notes to Schedule of Investments.

CASH PORTFOLIO

Schedule of Investments (unaudited) (continued)	February 28, 2006

FACE AMOUNT	SECURITY	VALUE
U.S. Government Agencies - 1.9%
$20,000,000	Federal Farm Credit Bank (FFCB), Discount Notes, 4.017% due 9/13/06 (b)	$19,579,689
30,000,000	Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes, 3.992% due 3/27/06 (b)	29,915,500
	Federal National Mortgage Association (FNMA), Discount Notes:
21,000,000	3.556% due 5/26/06 (b)	20,827,678
10,000,000	4.705% due 8/2/06 (b)	9,803,393

	Total U.S. Government Agencies (Cost - $80,126,260)	80,126,260

Repurchase Agreement - 0.8%
30,442,000	Repurchase agreement dated 2/28/06 with Deutsche Bank Securities Inc., 4.560% due 3/1/06; Proceeds at maturity - $30,445,856; (Fully collateralized by a U.S. government agency obligation 0.000% due 4/21/06; Market value - $31,051,412) (Cost - $30,442,000)	30,442,000

	TOTAL INVESTMENTS - 99.7% (Cost - $4,127,702,948#)	4,127,702,948
	Other Assets in Excess of Liabilities - 0.3%	14,408,440

	TOTAL NET ASSETS - 100.0%	$4,142,111,388

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Interest rate represents annualized yield.

(c)	Variable rate security. Interest rate disclosed is that which is in effect at February 28, 2006.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

MTN	— Medium-Term Note

See Notes to Schedule of Investments.

GOVERNMENT PORTFOLIO

Schedule of Investments (unaudited)	February 28, 2006

FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENTS - 102.8%
U.S. Government & Agency Obligations - 83.8%
U.S. Government Agencies - 72.9%
	Federal Farm Credit Bank (FFCB):
	Bonds:
$25,000,000	4.465%, 3/1/06 (a)	$24,998,765
20,000,000	4.440%, 3/2/06 (a)	19,994,747
21,500,000	4.510%, 3/11/06 (a)	21,505,030
20,000,000	4.510%, 3/27/06 (a)	19,998,352
5,000,000	Discount Notes, 4.017% due 9/13/06 (b)	4,894,922
	Series I:
15,000,000	4.430%, 3/1/06 (a)	14,995,873
22,000,000	4.430%, 3/14/06 (a)	21,998,350
	Federal Home Loan Bank (FHLB):
	Bonds:
10,000,000	4.460%, 3/21/06 (a)	10,000,136
15,000,000	4.404%, 4/5/06 (a)	14,993,540
25,000,000	4.605%, 5/10/06 (a)	24,998,125
	Discount Notes:
15,000,000	4.332% due 3/8/06 (b)	14,987,502
15,000,000	4.247% due 4/21/06 (b)	14,911,600
20,000,000	Series I, 4.401%, 4/6/06 (a)	19,989,471
	Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes:
6,648,000	4.069% due 3/7/06 (b)	6,643,568
15,000,000	3.992% due 3/27/06 (b)	14,957,750
14,422,000	3.768% due 3/31/06 (b)	14,377,953
12,555,000	4.419% due 5/9/06 (b)	12,450,804
10,000,000	3.930% due 7/5/06 (b)	9,867,525
5,000,000	4.677% due 12/1/06 (b)	4,828,316
5,000,000	4.764% due 1/17/07 (b)	4,796,514
10,000,000	Series RB, 4.869% due 10/24/06 (b)	9,689,925
	Federal National Mortgage Association (FNMA):
	Discount Notes:
8,167,000	4.069% due 3/8/06 (b)	8,160,648
20,000,000	4.343% due 3/8/06 (b)	19,983,278
5,000,000	4.071% due 3/29/06 (b)	4,984,483
15,000,000	4.457% due 3/29/06 (b)	14,948,317
12,608,000	4.277% due 4/19/06 (b)	12,536,096
5,000,000	4.391% due 4/26/06 (b)	4,966,478
10,000,000	3.556% due 5/26/06 (b)	9,917,942
6,000,000	3.716% due 5/26/06 (b)	5,948,543
15,000,000	4.705% due 8/2/06 (b)	14,705,090
8,182,000	4.619% due 10/27/06 (b)	7,940,358
5,000,000	4.677% due 12/1/06 (b)	4,828,316
6,458,000	4.901% due 12/29/06 (b)	6,202,804
	Notes:
35,400,000	4.325%, 3/7/06 (a)	35,391,020
22,700,000	4.665%, 5/22/06 (a)	22,697,160

	Total U.S. Government Agencies
	(Cost - $479,089,301)	479,089,301

U.S. Government Obligations - 10.9%
	U.S. Treasury Bills:
20,000,000	3.779% due 3/16/06 (b)	19,969,087
10,000,000	4.093% due 4/20/06 (b)	9,944,306
15,000,000	4.364% due 7/13/06 (b)	14,761,592
20,000,000	4.570% due 8/31/06	19,537,922

See Notes to Schedule of Investments.

GOVERNMENT PORTFOLIO

Schedule of Investments (unaudited) (continued)	February 28, 2006

FACE AMOUNT	SECURITY	VALUE
U.S. Government Obligations - 10.9% (continued)
$7,500,000	U.S. Treasury Notes, 1.311% due 8/31/06 (b)	$7,450,670

	Total U.S. Government Obligations (Cost - $71,663,577)	71,663,577

	Total U.S. Government & Agency Obligations (Cost - $550,752,878)	550,752,878

Repurchase Agreement - 19.0%
125,126,000	Repurchase agreement dated 2/28/06 with Deutsche Bank Securities Inc., 4.560% due 3/1/06; Proceeds at maturity - $125,141,849; (Fully collateralized by various U.S. government agency obligations, 3.000% to 6.000% due 11/22/06 to 11/15/24; Market value - $127,629,396) (Cost - $125,126,000)	125,126,000

	TOTAL INVESTMENTS - 102.8% (Cost - $675,878,878#)	675,878,878
	Liabilities in Excess of Other Assets - (2.8)%	(18,433,266)

	TOTAL NET ASSETS - 100.0%	$657,445,612

(a)	Variable rate security. Interest rate disclosed is that which is in effect at February 28, 2006. Date shown is the date of the next interest rate change.

(b)	Interest rate represents annualized yield.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

MUNICIPAL PORTFOLIO

Schedule of Investments (unaudited)	February 28, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
SHORT-TERM INVESTMENTS - 99.6%
Alabama - 2.5%
$3,000,000	A-1+	Birmingham, AL, Airport Authority, Series SGA 47, MBIA-Insured, PART, LIQ-Societe Generale, 3.230%, 3/1/06 (a)(b)	$3,000,000
3,740,000	A-1	Huntsville-Redstone Village, Special Care, Series D, LOC-LaSalle Bank, 3.220%, 3/2/06 (a)	3,740,000
		Jefferson County, AL, Sewer Revenue:
17,940,000	A-1+	Capital Improvement Warrants, Series A, FGIC-Insured, SPA-JPMorgan Chase, 3.200%, 3/2/06 (a)	17,940,000
10,000,000	A-1+	Series B-2, XLCA-Insured, BPA-Societe Generale, 3.200%, 3/2/06 (a)	10,000,000
26,900,000	A-1+	Series C-2, XLCA-Insured, SPA-JPMorgan Chase, 3.230%, 3/2/06 (a)	26,900,000

		Total Alabama	61,580,000

Arizona - 0.8%
6,000,000	VMIG1(c)	Pima County, AZ, IDA, El Dorado Hospital, LOC-BB&T, 3.220%, 3/2/06 (a)	6,000,000
14,700,000	F-1+(d)	Tempe, AZ, IDA, Senior Living Revenue, Friendship Village Project, Series C, LOC-LaSalle Bank, 3.190%, 3/2/06 (a)	14,700,000

		Total Arizona	20,700,000

Arkansas - 0.1%
3,250,000	A-1+	Sheridan, AR, IDA, Kohler Project, LOC-Wachovia Bank, 3.250%, 3/2/06 (a)	3,250,000

California - 0.4%
10,000,000	SP-1+	California State GO, RAN, 4.500% due 6/30/06	10,048,765

Colorado - 1.2%
4,035,000	VMIG1(c)	Arapahoe County, CO, Exelsior Youth Centers Inc., LOC-US Bank, 3.230%, 3/2/06 (a)	4,035,000
3,510,000	VMIG1(c)	Colorado Educational & Cultural Facilities, National Jewish Federation Bond Program, Series A1, LOC-Bank of America, 3.010%, 3/1/06 (a)	3,510,000
8,710,000	VMIG1(c)	Fiddlers Business Improvement District, CO, Greenwood Village GO, LOC-US Bank, 3.300%, 3/2/06 (a)	8,710,000
1,080,000	A-1+	La Plata County, CO, PCR, BP Amoco Project, 2.800% due 3/1/06 (e)	1,080,000
9,000,000	A-1+	Regional Transportation District, CO, COP, Series 2001-A, TECP, LOC-Westdeutsche Landesbank, 3.050% due 3/7/06	9,000,000
2,200,000	A-1+	Westminster, CO, EDA, North Huron Urban Renewal, LOC-Depfa, 3.200%, 3/2/06 (a)	2,200,000

		Total Colorado	28,535,000

Delaware - 0.4%
10,900,000	A-1+	University of Delaware, Series A, LIQ-Bank of America, 3.210%, 3/1/06 (a)	10,900,000

District of Columbia - 3.9%
		District of Columbia Revenue:
2,525,000	A-1+	American Psychological Association, LOC-Bank of America, 3.240%, 3/2/06 (a)	2,525,000
63,925,000	A-1+	GO, Series C, FGIC-Insured, 3.200%, 3/1/06 (a)	63,925,000
14,000,000	A-1+	Henry J. Kaiser Foundation, BPA-JPMorgan Chase, 3.240%, 3/2/06 (a)	14,000,000
3,555,000	NR	National Museum of Women Arts, LOC-Wachovia Bank, 3.300%, 3/2/06 (a)	3,555,000
11,900,000	VMIG1(c)	Sidwell Friends School, LOC-SunTrust Bank, 3.190%, 3/1/06 (a)	11,900,000

		Total District of Columbia	95,905,000

Florida - 6.7%
4,505,000	VMIG1(c)	Brevard County, FL, Health Facilities Authority, Health Facilities Revenue, Refunding Bonds, Health First Inc. Project, LOC-SunTrust Bank, 2.960%, 3/1/06 (a)	4,505,000
9,105,000	A-1	Broward County, FL, School Board COP, MSTC, Series 9033, FSA-Insured, PART, LIQ-Bear Stearns, 3.230%, 3/1/06 (a)(b)	9,105,000

See Notes to Schedule of Investments.

MUNICIPAL PORTFOLIO

Schedule of Investments (unaudited) (continued)	February 28, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Florida - 6.7% (continued)
$2,700,000	A-1+	Collier County, FL, IDA, Health Care Facilities Revenue, NCH Healthcare Systems Inc., LOC-Fifth Third Bank, 3.180%, 3/3/06 (a)	$2,700,000
9,990,000	A-1	Florida Board of Education, MSTC, Series 2000-9007, PART, LIQ-Bear Stearns, 3.230%, 3/1/06 (a)(b)	9,990,000
		Florida Local Government Finance Commission TECP, LOC-Wachovia Bank:
10,000,000	A-1	3.100% due 3/2/06	10,000,000
10,000,000	A-1	3.080% due 3/7/06	10,000,000
14,050,000	A-1+	Highlands County, FL, Health Facilities Authority, Adventist Health System, Series A, LOC-SunTrust Bank, 3.200%, 3/2/06 (a)	14,050,000
		Hillsborough County, FL:
3,600,000	A-1+	EFA, Southwest Florida College Project, LOC-SunTrust Bank, 3.240%, 3/1/06 (a)	3,600,000
4,000,000	F-1+(d)	IDA, Tampa Metropolitan Area YMCA Project, LOC-Bank of America, 3.240%, 3/2/06 (a)	4,000,000
		Jacksonville, FL, Series A, FGIC-Insured, TECP, LOC-Landesbank Baden Wurttemberg:
3,775,000	A-1+	3.120% due 5/22/06	3,775,000
8,315,000	A-1+	3.200% due 6/1/06	8,315,000
13,665,000	A-1+	Lee County, FL, IDA, Health Care Facilities Revenue, Shell Point Village Project, Series B, LOC-Bank of America, 3.200%, 3/1/06 (a)	13,665,000
		Miami-Dade County, FL:
7,465,000	A-1+	EFA Revenue, Florida International University Foundation Project, LOC-SunTrust Bank, 3.190%, 3/1/06 (a)	7,465,000
3,645,000	F-1+(d)	IDA, Gulliver School Project, LOC-Bank of America, 3.240%, 3/2/06 (a)	3,645,000
10,530,000	MIG1(c)	School District Revenue, RAN, 4.000% due 6/27/06	10,549,255
		Orange County, FL:
9,900,000	A-1+	Health Facilities Authority, Adventist Sunbelt Health System, LOC-SunTrust Bank, 3.190%, 3/2/06 (a)	9,900,000
4,000,000	F-1+(d)	IDR, Central Florida YMCA Project, Series A, LOC-Bank of America, 3.240%, 3/2/06 (a)	4,000,000
		Palm Beach County, FL:
12,890,000	F-1+(d)	EFA, Lynn University Project, LOC-Bank of America, 3.190%, 3/2/06 (a)	12,890,000
6,695,000	VMIG1(c)	Health Facilities Authority, Health Facilities Revenue, Bethesda Healthcare System Project, LOC-SunTrust Bank, 2.960%, 3/1/06 (a)	6,695,000
5,100,000	A-1+	Pinellas County, FL, IDR, YMCA Suncoast Project, LOC-SunTrust Bank, 3.190%, 3/1/06 (a)	5,100,000
11,500,000	VMIG1(c)	Sunshine State Governmental Financing Commission, AMBAC-Insured, SPA-Dexia Credit Local, 3.170%, 3/1/06 (a)	11,500,000
60,000	Aa3(c)	Tallahassee-Leon County, FL, Tallahassee-Leon Civic Center, Series B, LOC-SunTrust Bank, 3.190%, 3/1/06 (a)	60,000

		Total Florida	165,509,255

Georgia - 6.3%
500,000	VMIG1(c)	Athens-Clarke County, GA, Revenue, University of Georgia Athletic Association Project, LOC-SunTrust Bank, 2.960%, 3/1/06 (a)	500,000
		Atlanta, GA:
13,800,000	A-1+	Airport Revenue, Refunding, Series C-1, MBIA-Insured, SPA-Landesbank Hessen-Thuringen, 3.200%, 3/2/06 (a)	13,800,000
4,425,000	A-1+	Water & Wastewater Revenue, MBIA-Insured, PART, LOC-Societe Generale, 3.230%, 3/1/06 (a)(b)	4,425,000
		Bibb County, GA:
4,500,000	Aa2(c)	Development Authority, Stratford Academy Project, LOC-SunTrust Bank, 3.190%, 3/1/06 (a)	4,500,000
2,200,000	A-1	Development Authority Educational Facilities Revenue, Tattnall Square Academy, LOC-Wachovia Bank, 3.250%, 3/2/06 (a)	2,200,000
		Burke County, GA, Development Authority PCR, Oglethorpe Power Corp., Series B, TECP, AMBAC-Insured, LOC-Rabobank Nederland:

See Notes to Schedule of Investments.

MUNICIPAL PORTFOLIO

Schedule of Investments (unaudited) (continued)	February 28, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Georgia - 6.3% (continued)
$7,000,000	A-1+	3.150% due 5/19/06	$7,000,000
5,000,000	A-1+	3.200% due 6/1/06	5,000,000
15,325,000	Aa1(c)	Clayton County, GA, Hospital Authority Revenue, Southern Regional Medical Center Project, Series B, LOC-SunTrust Bank, 3.190%, 3/1/06 (a)	15,325,000
10,700,000	Aa2(c)	Columbus, GA, Hospital Authority Revenue, St. Francis Hospital Inc. Project, LOC-SunTrust Bank, 3.190%, 3/1/06 (a)	10,700,000
		DeKalb County, GA:
3,145,000	Aa2(c)	Development Authority Revenue, St. Martins Episcopal School, LOC-SunTrust Bank, 3.240%, 3/2/06 (a)	3,145,000
6,240,000	A-1+	MFH Revenue, Refunding, Clairmont Crest Project, FNMA-Collateralized, 3.230%, 3/1/06 (a)	6,240,000
9,600,000	Aa2(c)	Fulton County, GA, Development Authority, Woodward Academy Inc. Project, LOC-SunTrust Bank, 3.190%, 3/1/06 (a)	9,600,000
		Gwinnett County, GA:
		Development Authority, Wesleyan School Inc. Project, LOC-SunTrust Bank:
26,200,000	VMIG1(c)	3.190%, 3/1/06 (a)	26,200,000
6,400,000	Aa2(c)	3.190%, 3/1/06 (a)	6,400,000
1,450,000	A-1+	Hospital Authority Revenue, Gwinnett Hospital System Inc. Project, LOC-SunTrust Bank, 3.190%, 3/1/06 (a)	1,450,000
		Macon-Bibb County, GA:
10,775,000	VMIG1(c)	Hospital Authority, Medical Center Central Georgia, LOC-SunTrust Bank, 3.190%, 3/1/06 (a)	10,775,000
2,760,000	A-1+	IDR, I-75 Business Park & Airport Project, LOC-Wachovia Bank, 3.250%, 3/2/06 (a)	2,760,000
1,180,000	A-1+	Metropolitan Atlanta Rapid Transit Authority, Sales Tax Revenue, Series PA-528, MBIA-Insured, PART, LIQ-Merrill Lynch, 3.230%, 3/2/06 (a)(b)	1,180,000
4,000,000	A-1+	Private Colleges & Universities Authority, GA, Emory University, Series SG-146 PART, LIQ-Societe Generale, 3.220%, 3/2/06 (a)(b)	4,000,000
17,000,000	Aa2(c)	Rabun County, GA, Development Authority Revenue, Nocoochee School Project, LOC-SunTrust Bank, 3.190%, 3/1/06 (a)	17,000,000
4,310,000	VMIG1(c)	Union County, GA, Development Authority Revenue, Boy Scouts of America Atlanta Project, LOC-SunTrust Bank, 3.190%, 3/1/06 (a)	4,310,000

		Total Georgia	156,510,000

Illinois - 12.5%
		Chicago, IL:
		Board of Education, GO:
20,800,000	AAA	MSTC, PART, Series 1999-71, Class A, FGIC-Insured, LIQ-Bear Stearns, 3.230%, 3/1/06 (a)(b)	20,800,000
22,000,000	A-1+	Series E, FSA-Insured, SPA-Depfa Bank Europe, 3.220%, 3/2/06 (a)	22,000,000
8,900,000	A-1	GO, MSTC, PART, Series 9012, FGIC-Insured, LIQ-Bear Stearns, 3.230%, 3/1/06 (a)(b)	8,900,000
8,385,000	A-1+	Tax Increment Allocation Bonds, Near North Redevelopment Project, Senior Lien Series A, LOC-Bank of New York, 3.230%, 3/1/06 (a)	8,385,000
		Cook County, IL:
4,000,000	VMIG1(c)	Catholic Theological University Project, LOC-Harris Bank, 3.200%, 3/1/06 (a)	4,000,000
2,900,000	VMIG1(c)	GO, Munitops, Series 1998-14, PART, FGIC-Insured, SPA-ABN AMRO, 3.230%, 3/2/06 (a)(b)	2,900,000
		DuPage County, IL, Transportation Revenue, MSTC, PART:
17,300,000	A-1	Series 2001-140, Class A, FSA-Insured, LIQ-Bear Stearns, 3.230%, 3/1/06 (a)(b)	17,300,000
8,000,000	A-1	Series 9010, FSA-Insured, LIQ-Bear Stearns, 3.230%, 3/1/06 (a)(b)	8,000,000

See Notes to Schedule of Investments.

MUNICIPAL PORTFOLIO

Schedule of Investments (unaudited) (continued)	February 28, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Illinois - 12.5% (continued)
$7,000,000	A-1+	Elgin, IL, Educational Facilities Revenue, Harvest Christian Academy, LOC-Fifth Third Bank, 3.190%, 3/2/06 (a)	$7,000,000
		Illinois DFA:
		Evanston-Northwestern Health Care Corp.:
5,000,000	A-1+	Series A, BPA-JPMorgan Chase, 3.200%, 3/2/06 (a)	5,000,000
12,000,000	A-1+	Series C, SPA-Bank One, 3.200%, 3/2/06 (a)	12,000,000
4,500,000	A-1+	Glenwood School for Boys, LOC-Harris Bank, 3.270%, 3/1/06 (a)	4,500,000
5,835,000	VMIG1(c)	Jewish Federation of Metropolitan Chicago Projects, AMBAC-Insured, SPA-JPMorgan Chase, 3.010%, 3/1/06 (a)	5,835,000
5,450,000	A-1+	Rosecrance Inc. Project, LOC-Bank One, 3.270%, 3/1/06 (a)	5,450,000
5,000,000	A-1+	Illinois EFA, University of Chicago TECP, 3.100% due 6/27/06	5,000,000
		Illinois Finance Authority Revenue:
17,700,000	F-1+(d)	Landing At Plymouth Place, Series C, LOC-LaSalle Bank, 3.200%, 3/2/06 (a)	17,700,000
9,000,000	F-1+(d)	Smith Village Project, Series C, LOC-LaSalle Bank, 3.200%, 3/2/06 (a)	9,000,000
20,000,000	F-1+(d)	The Clare At Water Project, Series D, LOC-LaSalle Bank, 3.200%, 3/2/06 (a)	20,000,000
		Illinois Health Facilities Authority Revenue:
1,800,000	A-1+	Carle Foundation, Series B, AMBAC-Insured, LIQ-Northern Trust Bank, 3.200%, 3/1/06 (a)	1,800,000
13,500,000	A-1	Franciscan Eldercare Service Project, LOC-LaSalle Bank, 3.190%, 3/2/06 (a)	13,500,000
9,500,000	A-1+	Little Co. of Mary Hospital, LOC-US Bank, 3.220%, 3/2/06 (a)	9,500,000
3,535,000	A-1	Lutheran Senior Ministries Inc., Series B, LOC-LaSalle Bank, 3.200%, 3/2/06 (a)	3,535,000
		Pekin Memorial Hospital and Healthcare Centers:
10,000,000	VMIG1(c)	Series 97, LOC-Fifth Third Bank, 3.260%, 3/2/06 (a)	10,000,000
4,300,000	VMIG1(c)	Series C, LOC-Fifth Third Bank, 3.260%, 3/2/06 (a)	4,300,000
7,200,000	A-1	Revolving Fund, Pooled Loan, Series F, LOC-JPMorgan Chase, 3.200%, 3/1/06 (a)	7,200,000
		Illinois State Toll Highway Authority:
19,400,000	A-1	MSTC, Series 98-67, Class A, PART, FSA-Insured, LIQ-Bear Stearns, 3.230%, 3/1/06 (a)(b)	19,400,000
1,500,000	VMIG1(c)	Series B, FSA-Insured, SPA-Landesbank Hessen-Thuringen, 3.200%, 3/2/06 (a)	1,500,000
9,985,000	A-1	Illinois State, GO, Series 378, FGIC-Insured PART, LIQ-Merrill Lynch, 3.220%, 3/2/06 (a)(b)	9,985,000
6,482,000	F-1+(d)	Lombard, IL, Elmhurst Memorial Healthcare Project, LOC-Fifth Third Bank, 3.180%, 3/3/06 (a)	6,482,000
15,870,000	A-1	Metropolitan Pier & Exposition Authority, IL, State Tax Revenue, MSTC, Series 2024, FGIC-Insured, PART, LIQ-Bear Stearns, 3.230%, 3/1/06 (a)(b)	15,870,000
		University of Illinois Revenue:
10,145,000	A-1	COP, MSTC, Series 9031, AMBAC-Insured, PART, LIQ-Bear Stearns, 3.230%, 3/1/06 (a)(b)	10,145,000
12,900,000	A-1+	Health Services Facilities Systems, Series B, LOC-Landesbank Hessen-Thuringen, 3.200%, 3/1/06 (a)	12,900,000

		Total Illinois	309,887,000

Indiana - 1.4%
4,000,000	Aa3(c)	Crawfordsville, IN, IDR, National Service Industries Inc. Project, LOC-Wachovia Bank, 3.250%, 3/2/06 (a)	4,000,000
2,510,000	VMIG1(c)	Indiana Health and Educational Facilities Finance Authority, Porter Project, Series A, LOC-Fifth Third Bank, 3.180%, 3/3/06 (a)	2,510,000
400,000	A-1	Indiana Health Facilities Financing Authority, Capital Access Designated Pool, LOC-Comerica Bank, 3.200%, 3/1/06 (a)	400,000
14,395,000	A-1+	Indiana Hospital Equipment Financing Authority Revenue, Series A, MBIA-Insured, LIQ-JPMorgan Chase, 3.200%, 3/1/06 (a)	14,395,000

See Notes to Schedule of Investments.

MUNICIPAL PORTFOLIO

Schedule of Investments (unaudited) (continued)	February 28, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Indiana - 1.4% (continued)
$6,700,000	A-1+	Indianapolis, IN, Refunding, Waterworks Project, Series G-1, MBIA-Insured, SPA-Depfa Bank PLC, 3.180%, 3/2/06 (a)	$6,700,000
5,400,000	A-1+	Petersburg, IN, PCR, Indiana Power and Light Co., Series B, AMBAC-Insured, BPA-LaSalle Bank, 3.230%, 3/1/06 (a)	5,400,000

		Total Indiana	33,405,000

Iowa - 1.3%
4,125,000	NR	City of Mason, IA, IDR, Supervalu Inc. Project, LOC-Wachovia Bank, 3.300%, 3/1/06 (a)	4,125,000
		Iowa Finance Authority:
15,670,000	A-1+	Hospital Facilities Revenue, Iowa Health Systems, Series B, AMBAC-Insured, SPA-Wachovia Bank, 3.200%, 3/1/06 (a)	15,670,000
2,000,000	VMIG1(c)	MFH, Cedarwood Hills Project, Series A, LIQ-FHLMC, 3.230%, 3/2/06 (a)	2,000,000
5,600,000	A-1+	Iowa Higher Education Loan Authority Revenue, MBIA-Insured, LIQ-JPMorgan Chase, 3.270%, 3/1/06 (a)	5,600,000
5,000,000	SP-1+	Iowa State, GO, TRAN, 4.500% due 6/30/06	5,020,915

		Total Iowa	32,415,915

Kansas - 0.4%
10,700,000	A-1	Lenexa, KS, Health Care Facility Revenue, Lakeview Village Inc., Series B, LOC-LaSalle Bank, 3.200%, 3/2/06 (a)	10,700,000

Kentucky - 3.5%
8,000,000	VMIG1(c)	Fulton County, KY, United Healthcare Hospital Co., LOC-Wachovia Bank, 3.250%, 3/1/06 (a)	8,000,000
		Hancock County, KY, PCR, Southwire Co. Project:
21,685,000	NR	Series A, LOC-Wachovia Bank, 3.330%, 3/2/06 (a)	21,685,000
1,000,000	NR	Series B, LOC-Wachovia Bank, 3.330%, 3/2/06 (a)	1,000,000
5,000,000	A-1+	Henderson County, KY, Hospital Facilities Revenue, Community United Methodist Hospital Inc., Series B, LOC-Fifth Third Bank, 3.180%, 3/3/06 (a)	5,000,000
7,000,000	A-1	Kentucky State Property & Building Commission, MSTC, Series 9027, FSA-Insured, PART, LIQ-Bear Stearns, 3.230%, 3/1/06 (a)(b)	7,000,000
11,000,000	A-1+	Lexington, KY, Center Corp. Mortgage Revenue, Series A, AMBAC-Insured, LIQ-JPMorgan Chase, 3.220%, 3/2/06 (a)	11,000,000
4,600,000	NR	Lexington-Fayette Urban County, KY, LOC-Fifth Third Bank, 3.200%, 3/3/06 (a)	4,600,000
18,930,000	A-1+	Louisville & Jefferson County, KY, Metropolitan Sewer District, Sewer & Drain Systems, Series SG-132, FGIC-Insured, PART, SPA-Societe Generale, 3.220%, 3/2/06 (a)(b)	18,930,000
9,320,000	A-1+	Williamsburg, KY, Educational Building Revenue, Refunding & Improvement Cumberland Project, LOC-Fifth Third Bank, 3.180%, 3/3/06 (a)	9,320,000

		Total Kentucky	86,535,000

Louisiana - 0.4%
10,000,000	A-1+	Louisiana Local Government Environmental Facilities, Development Authority, BASF Corp. Project, Series B, 3.220%, 3/1/06 (a)	10,000,000

Maryland - 5.2%
6,000,000	A-1+	Anne Arundel County, MD, BAN, GO, TECP, Series A, BPA-Westdeutsche Landesbank, 3.120% due 4/4/06	6,000,000
		Baltimore, MD:
7,505,000	A-1	GO, PART, Series PT-364, LIQ-Merrill Lynch, 3.220%, 3/2/06 (a)(b)	7,505,000
13,650,000	A-1+	IDA, Baltimore Capital Acquisition, LOC-Bayerische Landesbank, 3.200%, 3/1/06 (a)	13,650,000
6,855,000	A-1	Gaithersburg, MD, EDA, Asbury Methodist Village Inc., LOC-KBC Bank, 3.210%, 3/2/06 (a)	6,855,000

See Notes to Schedule of Investments.

MUNICIPAL PORTFOLIO

Schedule of Investments (unaudited) (continued)	February 28, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Maryland - 5.2% (continued)
$9,972,000	A-1	Howard County, MD, MFH, Series PT-1021, PART, SPA-Merrill Lynch Capital Services Inc., 3.230%, 3/2/06 (a)(b)	$9,972,000
3,700,000	VMIG1(c)	Maryland Industrial Development Financing Authority, LOC-BB&T Corp., 3.220%, 3/2/06 (a)	3,700,000
20,850,000	A-1	Maryland State GO, PART, Series 390, LIQ-Merrill Lynch, 3.210%, 3/2/06 (a)(b)	20,850,000
		Maryland State Health and Higher Educational Facilities Authority Revenue:
10,000,000	VMIG1(c)	Adventist Healthcare, Series A, LOC-LaSalle Bank, 3.190%, 3/2/06 (a)	10,000,000
10,500,000	VMIG1(c)	Holton-Arms School, LOC-SunTrust Bank, 3.190%, 3/1/06 (a)	10,500,000
1,900,000	VMIG1(c)	Medlantic/Helix Systems, Series 829, FSA-Insured, PART, LIQ-Morgan Stanley, 3.210%, 3/2/06 (a)(b)	1,900,000
2,400,000	VMIG1(c)	Stone Ridge School of the Sacred Heart, Series A, LOC-SunTrust Bank, 3.190%, 3/1/06 (a)	2,400,000
		Montgomery County, MD, EDA Bonds, Howard Hughes Medical Institute Facilities:
15,000,000	A-1+	Series B, 3.220%, 3/1/06 (a)	15,000,000
20,000,000	A-1+	Series C, 3.220%, 3/1/06 (a)	20,000,000

		Total Maryland	128,332,000

Massachusetts - 2.7%
3,760,000	A-1+	Massachusetts Bay Transportation Authority, General Transportation Systems, SPA-Landesbank Baden Wurttemberg, 3.200%, 3/1/06 (a)	3,760,000
		Massachusetts State DFA:
8,130,000	VMIG1(c)	Notre Dame Health Care Center, LOC-KBC Bank NV, 3.290%, 3/2/06 (a)	8,130,000
5,676,000	A-1	RAN, TECP, LOC-Wachovia Bank, 3.100% due 4/4/06	5,676,000
4,000,000	VMIG1(c)	St. Mark’s School, LOC-Bank of America, 3.190%, 3/2/06 (a)	4,000,000
		Massachusetts State GO:
6,500,000	AA	Series B, 4.000% due 8/1/06	6,518,745
10,000,000	A-1+	Series B, SPA-Landesbank Hessen-Thuringen, 3.200%, 3/2/06 (a)	10,000,000
4,990,000	A-1+	Massachusetts State HEFA Revenue, Bentley College, Series K, LOC-Bank of America, 3.170%, 3/1/06 (a)	4,990,000
2,335,000	VMIG1(c)	Massachusetts State Turnpike Authority, PART, Series 335, AMBAC-Insured, LIQ-Morgan Stanley, 3.210%, 3/2/06 (a)(b)	2,335,000
		Massachusetts State Water Resources Authority:
6,600,000	A-1+	Multi-Modal, General Subordinated, Series D, FGIC-Insured, SPA-Dexia Credit Local, 3.190%, 3/1/06 (a)	6,600,000
		TECP, Series 94, LOC-Bayerische Landesbank:
11,000,000	A-1+	3.030% due 3/1/06	11,000,000
5,000,000	A-1+	3.100% due 3/7/06	5,000,000

		Total Massachusetts	68,009,745

Michigan - 2.0%
11,800,000	VMIG1(c)	Detroit, MI, Downtown Development Authority, Millender Center Project, LOC-HSBC, 3.250%, 3/2/06 (a)	11,800,000
3,800,000	A-1+	Jackson County Hospital Finance Authority, Foote Memorial Hospital, Series B, LOC-Bank of Nova Scotia, 3.200%, 3/2/06 (a)	3,800,000
		Michigan Municipal Bond Authority Revenue, Notes:
8,000,000	SP-1+	Series B-1, 4.000% due 8/18/06	8,027,413
5,000,000	SP-1+	Series B-2, SPA-JPMorgan Chase, 4.000% due 8/18/06	5,024,426
		Michigan State University Revenue:
4,125,000	A-1+	Refunding, Series B, SPA-Landesbank Hessen-Thuringen, 3.170%, 3/1/06 (a)	4,125,000
6,680,000	A-1+	SPA-Landesbank Hessen-Thuringen, 3.170%, 3/1/06 (a)	6,680,000
3,645,000	A-1+	Oakland County, MI, Economic Development Corp., Limited Obligation Revenue, Detroit Skating Club Inc., LOC-Fifth Third Bank, 3.180%, 3/3/06 (a)	3,645,000

See Notes to Schedule of Investments.

MUNICIPAL PORTFOLIO

Schedule of Investments (unaudited) (continued)	February 28, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Michigan - 2.0% (continued)
$7,000,000	VMIG1(c)	Saline, MI, EDA, LOC-Bank of America, 3.240%, 3/1/06 (a)	$7,000,000

		Total Michigan	50,101,839

Minnesota - 0.2%
		Minneapolis, MN:
2,600,000	VMIG1(c)	Guthrie Theater Project, Series A, LOC-Wells Fargo Bank, 3.180%, 3/2/06 (a)	2,600,000
2,900,000	A-1+	Seed Academy Harvest School, LOC-US Bank, 3.330%, 3/2/06 (a)	2,900,000

		Total Minnesota	5,500,000

Mississippi - 0.2%
5,350,000	VMIG1(c)	Newton, MS, IDR, La-Z-Boy Chair Co. Project, LOC-Wachovia Bank, 3.250%, 3/2/06 (a)	5,350,000

Missouri - 1.8%
6,500,000	A-1+	Boone County, MO, IDA, Retirement Center Terrace Apartments Project, LOC-LaSalle Bank, 3.240%, 3/2/06 (a)	6,500,000
8,000,000	VMIG1(c)	Kansas City, MO, IDA, MFH Revenue, Refunding, Coach House North Apartments Project, LIQ-FHLMC, 3.200%, 3/2/06 (a)	8,000,000
		Missouri State HEFA Revenue:
27,600,000	A-1+	Medical Research Facilities, Stowers Institute for Medical Research, MBIA-Insured, SPA-BNP Paribas, 3.200%, 3/2/06 (a)	27,600,000
2,200,000	A-1+	Washington University, Series A, SPA-Dexia Credit Local, 3.010%, 3/1/06 (a)	2,200,000

		Total Missouri	44,300,000

Montana - 0.2%
3,925,000	NR	Montana State Board of Investment, EDR, Farmers Union Central Exchange Project, LOC-Rabobank Nederland, 3.230%, 3/3/06 (a)	3,925,000

National - 1.4%
26,780,000	VMIG1(c)	Clipper Tax Exempt Trust, COP, Series A, FSA-Insured, 3.300%, 3/2/06 (a)(b)	26,780,000
6,980,000	A-1+	Macon Trust Variable Rate Certificates, Series A, MBIA-Insured, 3.330%, 3/2/06 (a)(b)	6,980,000

		Total National	33,760,000

Nebraska - 0.5%
12,305,000	A-1+	Nebraska Student Loan, NebHelp Inc. Revenue, Series B, MBIA-Insured, BPA-Lloyds Bank, 3.250%, 3/1/06 (a)	12,305,000

New Hampshire - 0.3%
		New Hampshire HEFA Revenue:
5,000,000	VMIG1(c)	Frisbie Memorial Hospital, LOC-Bank of America, 3.240%, 3/2/06 (a)	5,000,000
3,500,000	VMIG1(c)	Healthcare Inc., Exeter Hospital Group, LOC-Bank of America, 3.200%, 3/2/06 (a)	3,500,000

		Total New Hampshire	8,500,000

New Jersey - 0.8%
20,000,000	SP-1+	State of New Jersey GO, TRAN, Series A, 4.000% due 6/23/06	20,074,927

New Mexico - 0.4%
2,635,000	VMIG1(c)	New Mexico State, Hospital Equipment Loan, Council Rehoboth McKinley Health Care, LOC-Wells Fargo, 3.290%, 3/1/06 (a)	2,635,000
7,625,000	A-1+	University of New Mexico, University Revenues, Series B, BPA-Westdeutsche Landesbank, 3.230%, 3/1/06 (a)	7,625,000

		Total New Mexico	10,260,000

See Notes to Schedule of Investments.

MUNICIPAL PORTFOLIO

Schedule of Investments (unaudited) (continued)	February 28, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
New York - 0.7%
$10,000,000	A-1+	New York City Municipal Water Finance Authority, Series AA-3, BPA-Dexia Credit Local, 3.180%, 3/2/06 (a)	$10,000,000
8,000,000	A-1	New York State Power Authority, TECP, Series 2, LIQ-Bank of New York, Bank of Nova Scotia, Bayerische Landesbank, Dexia Credit Local, JPMorgan Chase, Landesbank Baden Wurttemberg, State Street Bank and Trust, Wachovia Bank, 3.100% due 4/3/06	8,000,000

		Total New York	18,000,000

North Carolina - 3.4%
3,060,000	A-1+	Buncombe County, NC, GO, Series B, BPA-Wachovia Bank, 3.200%, 3/2/06 (a)	3,060,000
5,000,000	A-1+	Guilford County, NC, GO, Series B, SPA-Wachovia Bank, 3.190%, 3/2/06 (a)	5,000,000
6,560,000	VMIG1(c)	North Carolina Capital Facilities Finance Agency, Lees-McRae College, LOC-BB&T Corp., 3.200%, 3/2/06 (a)	6,560,000
		North Carolina Educational Facilities Finance Agency Revenue:
4,255,000	Aa2(c)	Cape Fear Academy, LOC-Wachovia Bank, 3.200%, 3/2/06 (a)	4,255,000
6,390,000	F-1+(d)	Providence Day School, LOC-Bank of America, 3.190%, 3/2/06 (a)	6,390,000
		North Carolina Medical Care Commission:
17,070,000	VMIG1(c)	Randolph Hospital Inc. Project, LOC-SunTrust Bank, 3.200%, 3/2/06 (a)	17,070,000
2,500,000	VMIG1(c)	Southeastern Regional Medical Center, LOC-BB&T Corp., 3.220%, 3/2/06 (a)	2,500,000
4,100,000	A-1	St. Josephs Health System Inc., BPA-BB&T Corp, 3.240%, 3/2/06 (a)	4,100,000
15,000,000	A-1+	Wake County, NC, GO, Series B, BPA-Landesbank Hessen-Thuringen, 4.000% due 4/1/06 (e)	15,016,230
		Winston-Salem, NC:
3,500,000	A-1+	COP, SPA-Dexia Credit Local, 3.190%, 3/2/06 (a)	3,500,000
17,385,000	A-1+	Water and Sewer Systems Revenue, Refunding, Series C, SPA-Dexia Credit Local, 3.200%, 3/1/06 (a)	17,385,000

		Total North Carolina	84,836,230

Ohio - 1.5%
5,500,000	VMIG1(c)	Akron, Bath, and Copley, OH, Joint Township Hospital District, Health Care Facilities Sumner Project, LOC-KBC Bank N.V., 3.230%, 3/2/06 (a)	5,500,000
7,000,000	VMIG1(c)	Cincinnati, OH, Development Authority Revenue, National Underground Railroad Museum, Series A, LOC-Fifth Third, JPMorgan Chase, US Bank, 3.230%, 3/1/06 (a)	7,000,000
10,100,000	F-1+(d)	Franklin County, OH, Healthcare Facilities Revenue, Friendship Village of Dublin, Series A, LOC-ABN AMRO, 3.200%, 3/2/06 (a)	10,100,000
7,850,000	A-1	Ohio State Air Quality PCR, LOC-Key Bank, 3.340%, 3/1/06 (a)	7,850,000
5,915,000	VMIG1(c)	Ohio State Higher Educational Facilities Revenue, Ashland University Project, LOC-Key Bank, 3.230%, 3/2/06 (a)	5,915,000

		Total Ohio	36,365,000

Oklahoma - 0.7%
17,710,000	A-1+	Oklahoma Water Resource Board, State Loan Program, BPA-Societe Generale, 2.850% due 4/3/06 (e)	17,710,000

Oregon - 0.5%
4,000,000	VMIG1(c)	Oregon State Facilities Authority Revenue, Episcopal School Projects, Series A, LOC-US Bank, 3.240%, 3/2/06 (a)	4,000,000
9,415,000	VMIG1(c)	Salem, OR, Hospital Facilities Authority Revenue, Capital Manor Inc. Project, LOC-Bank of America, 3.230%, 3/2/06 (a)	9,415,000

		Total Oregon	13,415,000

Pennsylvania - 8.2%
		Emmaus, PA, General Authority Revenue:
4,700,000	A-1+	Series A, FSA-Insured, SPA-Wachovia Bank, 3.210%, 3/2/06 (a)	4,700,000
25,200,000	A-1+	Sub-Series D-23, LOC-Depfa Bank, 3.230%, 3/1/06 (a)	25,200,000

See Notes to Schedule of Investments.

MUNICIPAL PORTFOLIO

Schedule of Investments (unaudited) (continued)	February 28, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Pennsylvania - 8.2% (continued)
$2,355,000	VMIG1(c)	Erie County, PA, Hospital Authority Revenue, Senior Living Services Inc. Project, LOC-KBC Bank, 3.260%, 3/2/06 (a)	$2,355,000
10,000,000	A-1+	Harrisburg, PA, School Revenue, Harrisburg Project, FSA-Insured, SPA-Dexia Credit Local, 3.190%, 3/2/06 (a)	10,000,000
6,605,000	A-1+	Lehigh County, PA, General Purpose Authority, The Good Shepherd Group, AMBAC-Insured, SPA-Wachovia Bank, 3.260%, 3/2/06 (a)	6,605,000
8,000,000	VMIG1(c)	Manheim Township School District, PA, GO, FSA-Insured, SPA-Royal Bank of Canada, 3.200%, 3/2/06 (a)	8,000,000
		New Garden, PA, General Authority Revenue, Pooled Financing Program:
57,530,000	A-1+	Series I, AMBAC-Insured, SPA-Bank of Nova Scotia & Dexia Credit Local, 3.200%, 3/1/06 (a)	57,530,000
14,975,000	A-1+	Series II, FSA-Insured, BPA-Bank of Nova Scotia, 3.200%, 3/1/06 (a)	14,975,000
11,400,000	A-1+	Pennsylvania State Turnpike Commission, Series A-3, SPA-Bayerische Landesbank, 3.210%, 3/1/06 (a)	11,400,000
3,575,000	NR	Philadelphia, PA, IDR, Friends of Mast School Inc., LOC-Wachovia Bank, 3.250%, 3/2/06 (a)	3,575,000
		West Cornwall Township Municipal Authority, PA:
34,815,000	A-1+	Bethlehem Area School District GO, FSA-Insured, SPA-Dexia Credit Local, 3.210%, 3/2/06 (a)	34,815,000
		General Government Loan Program:
13,465,000	A-1+	FSA-Insured, SPA-Dexia Credit Local, 3.210%, 3/2/06 (a)	13,465,000
11,130,000	A-1+	Series A, FSA-Insured, BPA-Dexia Credit Local, 3.210%, 3/2/06 (a)	11,130,000

		Total Pennsylvania	203,750,000

Rhode Island - 1.0%
25,800,000	A-1+	Narragansett, RI, Bay Commission, Wastewater System Revenue, Series A, MBIA-Insured, SPA-Dexia Credit Local, 3.200%, 3/1/06 (a)	25,800,000

South Carolina - 1.6%
35,513,000	MIG1(c)	South Carolina Association of Governmental Organizations, COP, TAN, 4.000% due 4/14/06	35,571,692
		South Carolina Jobs-EDA:
2,550,000	A-1+	Family YMCA Florence Project, LOC-Wachovia Bank, 3.250%, 3/2/06 (a)	2,550,000
900,000	NR	Pickens County YMCA Project, LOC-Bank of America, 3.240%, 3/2/06 (a)	900,000

		Total South Carolina	39,021,692

South Dakota - 0.2%
3,600,000	NR	Watertown, SD, IDR, SuperValu Inc. Project, LOC-Wachovia Bank, 3.300%, 3/1/06 (a)	3,600,000

Tennessee - 3.7%
4,350,000	NR	Dayton, TN, IDR, La-Z-Boy Chair Co. Project, LOC-Wachovia Bank, 3.250%, 3/2/06 (a)	4,350,000
2,000,000	A-1	Memphis, TN, Center City Financing Corp., MFH, Series 1220, PART, SPA-Merrill Lynch Capital Services Inc., 3.230%, 3/2/06 (a)(b)	2,000,000
7,400,000	VMIG1(c)	Metropolitan Government of Nashville & Davidson County, TN, IDB, David Lipscomb University Project, Series B, LOC-SunTrust Bank, 3.190%, 3/1/06 (a)	7,400,000
6,595,000	VMIG1(c)	Montgomery County, TN, Public Building Authority Revenue, Tennessee County Loan Pool, LOC-Bank of America, 3.190%, 3/2/06 (a)	6,595,000
		Sevier County, TN, Public Building Authority, Local Government Improvement:
4,100,000	VMIG1(c)	Series I-A-1, AMBAC-Insured, LIQ-Credit Suisse First Boston, 3.200%, 3/2/06 (a)	4,100,000
5,000,000	VMIG1(c)	Series I-A-2, AMBAC-Insured, LIQ-Credit Suisse First Boston, 3.200%, 3/2/06 (a)	5,000,000
2,100,000	VMIG1(c)	Series II-A-1, AMBAC-Insured, LIQ-KBC Bank, 3.200%, 3/2/06 (a)	2,100,000

See Notes to Schedule of Investments.

MUNICIPAL PORTFOLIO

Schedule of Investments (unaudited) (continued)	February 28, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Tennessee - 3.7% (continued)
$3,300,000	VMIG1(c)	Series II-B-1, AMBAC-Insured, LIQ-KBC Bank, 3.200%, 3/2/06 (a)	$3,300,000
3,095,000	VMIG1(c)	Series II-E-6, AMBAC-Insured, LIQ-KBC Bank, 3.200%, 3/2/06 (a)	3,095,000
1,835,000	VMIG1(c)	Series III-A-2, AMBAC-Insured, SPA- Landesbank Hessen-Thuringen, 3.200%, 3/2/06 (a)	1,835,000
6,200,000	VMIG1(c)	Series III-A-3, AMBAC-Insured, SPA-Landesbank Hessen-Thuringen, 3.200%, 3/2/06 (a)	6,200,000
5,435,000	VMIG1(c)	Series III-A-6, AMBAC-Insured, SPA-Landesbank Hessen-Thuringen, 3.200%, 3/2/06 (a)	5,435,000
8,255,000	VMIG1(c)	Series III-D-1, AMBAC-Insured, SPA-Landesbank Hessen-Thuringen, 3.200%, 3/2/06 (a)	8,255,000
3,870,000	VMIG1(c)	Series III-D-3, AMBAC-Insured, SPA-Landesbank Hessen-Thuringen, 3.200%, 3/2/06 (a)	3,870,000
6,800,000	VMIG1(c)	Series III-G-1, AMBAC-Insured, SPA-Landesbank Hessen-Thuringen, 3.200%, 3/2/06 (a)	6,800,000
1,620,000	VMIG1(c)	Series IV-B-9, FSA-Insured, LIQ-JPMorgan Chase, 3.010%, 3/1/06 (a)	1,620,000
9,945,000	F-1+(d)	Shelby County, TN, Health, Educational & Housing Facilities Board, MFH, Kirby Parkway, LIQ-FHLMC, 3.190%, 3/2/06 (a)	9,945,000
10,630,000	VMIG1(c)	Tusculum, TN, Health, Educational & Housing Facilities Board Revenue, Tusculum College Project, LOC-SunTrust Bank, 3.190%, 3/1/06 (a)	10,630,000

		Total Tennessee	92,530,000

Texas - 16.9%
730,000	VMIG1(c)	Austin, TX, Wastewater PART, Munitops, Series 2000-10, MBIA-Insured, SPA-ABN AMRO, 3.210%, 3/2/06 (a)(b)	730,000
2,395,000	A-1+	Bell County, TX, Health Facilities Development Corp. Revenue, Scott & White Memorial Hospital, Series B-1, MBIA-Insured, SPA-JPMorgan Chase, 3.010%, 3/1/06 (a)	2,395,000
17,000,000	A-1+	Brazos, TX, Harbor Industrial Development Corp., BASF Corp. Project, 3.270%, 3/1/06 (a)	17,000,000
15,000,000	A-1+	Carroll, TX, GO, ISD, PSFG, SPA-Bank of America, 3.180%, 3/2/06 (a)	15,000,000
15,000,000	A-1+	City of Garland, TX, GO, TECP, Series 2002, LIN-Depfa Bank Europe, 3.050% due 3/6/06	15,000,000
		Dallas, TX, Area Rapid Transit, Senior Subordinated, Series 2001, TECP, LIQ-Landesbank Baden Wurttemberg:
7,500,000	A-1+	3.150% due 5/1/06	7,500,000
19,000,000	A-1+	3.200% due 6/7/06	19,000,000
8,000,000	A-1+	Dallas, TX, Water & Sewer TECP, Series B, LIQ-Bank of America, 3.150% due 5/11/06	8,000,000
5,800,000	A-1+	Grand Prairie, TX, ISD, GO, PSFG, LIQ-Dexia Credit Local, 2.850% due 8/1/06 (e)	5,800,000
		Gulf Coast Waste Disposal Authority, TX, BP Amoco Oil Project:
7,000,000	A-1+	2.800% due 3/1/06 (e)	7,000,000
3,280,000	AAA	3.200% due 7/15/06 (e)	3,280,000
		Harris County, TX, Health Facilities Development Corp. Revenue:
18,700,000	A-1+	Refunding, The Methodist Hospital Systems, Series B, 3.010%, 3/1/06 (a)	18,700,000
3,700,000	VMIG1(c)	YMCA of Greater Houston Area, LOC-JPMorgan Chase, 3.010%, 3/1/06 (a)	3,700,000
		Harris County, TX, Flood District, TECP, LOC-Landesbank Hessen-Thuringen:
7,950,000	P-1(c)	3.100% due 3/2/06	7,950,000
12,580,000	P-1(c)	3.050% due 3/6/06	12,580,000
5,050,000	P-1(c)	3.090% due 4/6/06	5,050,000
7,000,000	A-1+	Hockley County, TX, Industrial Development Corp., BP Amoco Oil Co. Project, 2.800% due 3/1/06 (e)	7,000,000

See Notes to Schedule of Investments.

MUNICIPAL PORTFOLIO

Schedule of Investments (unaudited) (continued)	February 28, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Texas - 16.9% (continued)
		Houston, TX:
		GO, TECP:
$25,000,000	A-1+	Series A, LIQ-Dexia Credit Local, Landesbank Hessen-Thuringen, 3.120% due 5/18/06	$25,000,000
25,000,000	A-1	Series D, LIQ-Depfa Bank, 3.100% due 4/3/06	25,000,000
15,000,000	A-1+	Series E, LIQ-Bank of America, 3.200% due 6/6/06	15,000,000
8,500,000	VMIG1(c)	ISD, GO, Munitops, Series 2000-2011, PSFG, PART, SPA-ABN AMRO, 3.230%, 3/2/06 (a)(b)	8,500,000
6,000,000	A-1+	Sports Authority Special Revenue, Series C, MBIA-Insured, BPA-JPMorgan Chase, 3.250%, 3/2/06 (a)	6,000,000
19,400,000	A-1+	Water and Sewer PART, Series SGA-73, FGIC-Insured, SPA-Societe Generale, 3.230%, 3/1/06 (a)(b)	19,400,000
5,500,000	VMIG1(c)	Leander, TX, ISD, GO, Munitops, Series 2002-16, PSFG, PART, SPA-ABN AMRO, 3.230%, 3/2/06 (a)(b)	5,500,000
17,000,000	A-1+	Lewisville, TX, ISD, GO, Series SGA 134, PART, LIQ-Societe Generale, 3.230%, 3/1/06 (a)(b)	17,000,000
5,000,000	A-1+	Mansfield, TX, ISD, GO, Series SGA 129, PART, PSFG, LIQ-Societe Generale, 3.230%, 3/1/06 (a)(b)	5,000,000
3,400,000	NR	McAllen, TX, Health Facilities Development Corp., McAllen Association No. 1, LOC-Bank of America, 3.310%, 3/2/06 (a)	3,400,000
20,000,000	A-1+	North Texas Tollway Authority, Dallas North Tollway System Revenue, Series C, FGIC-Insured, SPA-Depfa Bank, 3.200%, 3/1/06 (a)	20,000,000
19,700,000	A-1+	Plano, TX, ISD, Series SGA 128, PART, PSFG, LIQ-Societe Generale, 3.230%, 3/1/06 (a)(b)	19,700,000
7,515,000	A-1+	Polly Ryon Memorial Hospital Authority, TX, Hospital Revenue, LOC-JPMorgan Chase, 3.220%, 3/2/06 (a)	7,515,000
6,800,000	VMIG1(c)	Richmond, TX, Higher Education Finance Corp., Student Housing Revenue, Bayou University of Houston, AMBAC-Insured, BPA-JPMorgan Chase, 3.210%, 3/2/06 (a)	6,800,000
		San Antonio, TX:
8,990,000	A-1	Electric & Gas Revenue, MSTC, Series 9005, FSA-Insured, PART, LIQ-Bear Sterns, 3.230%, 3/1/06 (a)(b)	8,990,000
4,115,000	A-1+	Water Revenue, Series SGA 42, PART, LIQ-Societe Generale, 3.230%, 3/1/06 (a)(b)	4,115,000
		Texas State:
10,000,000	SP-1+	GO, TRAN, 4.500% due 8/31/06	10,055,806
9,800,000	A-1+	PFA, TECP, Series 2002A, 3.180% due 5/15/06	9,800,000
15,000,000	F-1+(d)	Travis County, TX, Health Facilities Development Corp., Retirement Facilities Revenue, Querencia Barton Creek, Series C, LOC-LaSalle Bank, 3.200%, 3/2/06 (a)	15,000,000
27,850,000	VMIG1(c)	Tyler, TX, Health Facilities Development Corp., Hospital Revenue, Mother Frances Hospital, Series B, LOC-Bank of America, 3.190%, 3/2/06 (a)	27,850,000
3,000,000	A-1+	University of North Texas, Series SGA 146, FSA-Insured, PART, LIQ-Societe Generale, 3.230%, 3/1/06 (a)(b)	3,000,000

		Total Texas	418,310,806

Utah - 0.9%
7,200,000	A-1+	Murray, UT, Hospital Revenue, IHC Health Services Inc., Series B, 3.200%, 3/2/06 (a)	7,200,000
		Utah County, UT:
4,470,000	A-1+	Heritage Schools Project, Series A, LOC-US Bank, 3.230%, 3/2/06 (a)	4,470,000
10,100,000	A-1+	Hospital Revenue , IHC Health Services Inc., Series B, SPA-Westdeutsche Landesbank, 3.220%, 3/2/06 (a)	10,100,000

		Total Utah	21,770,000

Virginia - 0.4%
8,900,000	A-1+	Alexandria, VA, IDA, IDR, Institute for Defense Analyses, Series B, AMBAC-Insured, BPA-Wachovia Bank, 3.230%, 3/2/06 (a)	8,900,000

See Notes to Schedule of Investments.

MUNICIPAL PORTFOLIO

Schedule of Investments (unaudited) (continued)	February 28, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Washington - 1.6%
$1,900,000	F-1+(d)	Bremerton, WA, Kitsap Regional Conference Center, LOC-Bank of America, 3.240%, 3/2/06 (a)	$1,900,000
3,635,000	VMIG1(c)	Central Puget Sound, WA, Regional Transportation Authority, Series 360, FGIC-Insured, PART, LIQ-Morgan Stanley, 3.220%, 3/2/06 (a)(b)	3,635,000
		Washington State Health Care Facilities Authority:
15,000,000	A-1+	Highline Medical Center, LOC-Bank of America, 3.190%, 3/2/06 (a)	15,000,000
14,700,000	VMIG1(c)	National Healthcare Research and Education Finance Corp., LOC-BNP Paribas, 3.230%, 3/1/06 (a)	14,700,000
		Washington State Housing Finance Commission:
1,900,000	A-1+	Overlake School Project, LOC-Wells Fargo Bank, 3.200%, 3/2/06 (a)	1,900,000
2,315,000	F-1+(d)	United Way of King County Project, LOC-Bank of America, 3.240%, 3/2/06 (a)	2,315,000

		Total Washington	39,450,000

Wisconsin - 0.8%
6,300,000	A-1+	Milwaukee County, WI, Milwaukee Public Museum, LOC-JPMorgan Chase, 3.270%, 3/1/06 (a)	6,300,000
2,000,000	A-1+	University of Wisconsin, Hospitals and Clinics Authority Revenue, MBIA-Insured, LIQ-U.S. Bank, 3.200%, 3/1/06 (a)	2,000,000
8,635,000	A-1+	Wisconsin State GO, TECP, Series 2002A, 3.200% due 5/4/06	8,635,000
3,800,000	A-1+	Wisconsin State HEFA, Northland College, LOC-Wells Fargo Bank, 3.200%, 3/2/06 (a)	3,800,000

		Total Wisconsin	20,735,000

		TOTAL INVESTMENTS - 99.6% (Cost - $2,470,493,174#)	2,470,493,174
		Other Assets in Excess of Liabilities - 0.4%	10,127,276

		TOTAL NET ASSETS - 100.0%	$2,480,620,450

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.

(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(c)	Rating by Moody’s Investors Service.

(d)	Rating by Fitch Ratings Service.

(e)	Variable rate security. Interest rate disclosed is that which is in effect at February 28, 2006.

#	Aggregate cost for federal income tax purposes is substantially the same.

See pages 20 and 21 for definition of ratings.

Abbreviations used in this schedule:

AMBAC	— Ambac Assurance Corporation
BAN	— Bond Anticipation Notes
BPA	— Bond Purchase Agreement
COP	— Certificate of Participation
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FSA	— Financial Security Assurance
GO	— General Obligation
HEFA	— Health & Educational Facilities Authority
IDA	— Industrial Development Authority
IDB	— Industrial Development Board
IDR	— Industrial Development Revenue

See Notes to Schedule of Investments.

MUNICIPAL PORTFOLIO

Schedule of Investments (unaudited) (continued)	February 28, 2006

ISD	— Independent School District
LIN	— Line of Credit
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MBIA	— Municipal Bond Investors Assurance Corporation
MFH	— Multi-Family Housing
MSTC	— Municipal Securities Trust Certificates
PART	— Partnership Structure
PCR	— Pollution Control Revenue
PFA	— Public Facilities Authority
PSFG	— Permanent School Fund Guaranty
RAN	— Revenue Anticipation Notes
SPA	— Standby Bond Purchase Agreement
TAN	— Tax Anticipation Notes
TECP	— Tax Exempt Commercial Paper
TRAN	— Tax and Revenue Anticipation Notes
XLCA	— XL Capital Assurance Inc.

Summary of Investments by Industry * (unaudited)
General Obligation	19.2%
Hospitals	17.1
Education	13.5
Water and Sewer	8.8
Finance	7.4
Industrial Development	6.0
Transportation	5.7
Life Care Systems	3.9
Public Facilities	3.5
Housing: Multi-Family	2.7
Utilities	2.0
Pollution Control	2.0
Government Facilities	0.5
Miscellaneous	7.7

100.0%

*	As a percentage of total investments. Please note that Fund holdings are as of February 28, 2006 and are subject to change.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds rated “B” are generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC — Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch Ratings Service.

Short-Term Security Ratings (unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG1 — Moody’s highest rating for issues having a demand feature — VRDO.

MIG1	— Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F-1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Notes to Schedules of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Cash Portfolio, Government Portfolio and Municipal Portfolio (the “Funds”) are separate diversified series of the Smith Barney Institutional Cash Management Fund, Inc. (“Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Funds’ use of amortized cost is subject to their compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Institutional Cash Management Fund, Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: May 1, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: May 1, 2006

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: May 1, 2006